Stock Options and Warrants (Details) - Schedule of Stock Option Activity	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Schedule Of Stock Option Activity Abstract
Number of Options, Balance outstanding beginning | shares		2,500
Weighted Average Exercise Price, Balance outstanding beginning | $ / shares		$ 60
Weighted Average Remaining Contractual Term, Balance outstanding beginning		6 months
Number of Options, Exercisable | shares
Weighted Average Exercise Price, Exercisable | $ / shares
Weighted Average Remaining Contractual Term, Exercisable
Number of Options, Granted | shares
Weighted Average Exercise Price, Granted | $ / shares
Weighted Average Remaining Contractual Term, Granted
Number of Options, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Remaining Contractual Term, Exercised
Number of Options, Cancelled or expired | shares		(2,500)
Weighted Average Exercise Price, Cancelled or expired | $ / shares
Weighted Average Remaining Contractual Term, Cancelled or expired
Number of Options, Balance outstanding ending | shares
Weighted Average Exercise Price, Balance outstanding ending | $ / shares
Weighted Average Remaining Contractual Term, Balance outstanding ending